Related Party Transactions (Details) $ in Thousands, gal in Millions				1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2016 gal	Jul. 01, 2015	Jan. 01, 2015 gal	Jan. 31, 2016 gal	Dec. 31, 2015 gal	Sep. 30, 2015 gal	Dec. 31, 2015 USD ($) $ / gal gal	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Shared services expenses							$ 1,600	$ 600	$ 500
Revenue from related parties							42,549	4,359	3,853
Member contributions (distributions)							7,890	20,889	21,348
Debt converted to equity									$ 13,890
Green Plains Inc. [Member]
Related Party Transaction [Line Items]
Member contributions (distributions)							(3,300)
Green Plains Trade [Member] | Fee-based Storage and Throughput and Rail Transporatation Agreements [Member]
Related Party Transaction [Line Items]
Revenue from related parties							$ 36,900
Green Plains Trade [Member] | Fee-based Storage and Throughput Agreement [Member]
Related Party Transaction [Line Items]
Minimum volume commitment, throughput capacity (in gallons) | gal				246.5			212.5
Throughput, price per gallon | $ / gal							0.05
Actual throughput of ethanol (in gallons) | gal					248.8	215.6
Green Plains Trade [Member] | Fee-based Rail Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Railcar volumetric capacity, average monthly fee, price per gallon | $ / gal							0.0358
Railcar volumetric capacity (in gallons) | gal							69.5
Logistical operations management and other services, monthly fee, price per gallon | $ / gal							0.0013
Green Plains Trade [Member] | Fee-based Rail Transportation Services Agreement [Member] | Assets of Hereford, Texas and Hopewell, Virginia [Member]
Related Party Transaction [Line Items]
Railcar volumetric capacity (in gallons) | gal	79.6		6.7
Green Plains Trade [Member] | Birmingham Terminal Services Agreement [Member]
Related Party Transaction [Line Items]
Minimum volume commitment, throughput capacity (in gallons) | gal							2.8
Throughput, price per gallon | $ / gal							0.0355
BlendStar [Member]
Related Party Transaction [Line Items]
Notes payable, interest rate									7.50%
Interest paid during the year									$ 689
Debt converted to equity									13,900
MLP Predecessor [Member] | Green Plains Trade [Member] | Fee-based Trucking Transportation and Terminal Services Agreements [Member]
Related Party Transaction [Line Items]
Revenue from related parties							$ 5,600	$ 4,400	$ 3,900
IPO [Member] | Green Plains Trade [Member] | Fee-based Storage and Throughput Agreement [Member]
Related Party Transaction [Line Items]
Service agreement, term		10 years
IPO [Member] | Green Plains Trade [Member] | Fee-based Rail Transportation Services Agreement [Member]
Related Party Transaction [Line Items]
Service agreement, term		6 years
IPO [Member] | Green Plains Trade [Member] | Fee-based Trucking Transportation Agreement [Member]
Related Party Transaction [Line Items]
Service agreement, term		1 year
IPO [Member] | Green Plains Trade [Member] | Birmingham Terminal Services Agreement [Member]
Related Party Transaction [Line Items]
Service agreement, term		2 years 6 months